INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORIES
Schedule of Inventories
	2022	2021
Finished products	3,634,068	4,619,237
Raw materials and packaging	1,159,507	1,166,681
Auxiliary materials	146,409	195,364
Products in progress	68,849	38,189
(-) Provision for inventory losses	(491,959)	(615,945)
	4,516,874	5,403,526

Schedule of Changes In The Allowance For Inventory Losses

The changes in the allowance for inventory losses for the years ended December 31, 2022 and 2021 are as follows:

Balance as of December 31, 2020	(602,314)
Additions, net of reversals (a)	(407,207)
Write-offs (b)	396,233
Translation adjustment	(2,657)
Balance as of December 31, 2021	(615,945)
Additions, net of reversals (a)	(305,705)
Write-offs (b)	366,198
Translation adjustment	63,493
Balance as of December 31, 2022	(491,959)

a)	This refers to the recognition of net allowance for losses due to discontinuation, expiration and quality, to cover expected losses on the realization of inventories, pursuant to the policy of the Company.
b)	It consists of write-offs of products for which there already had an allowance for losses, where the Company has no expectation of sales/realization.